Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 25, 2016	Jun. 30, 2015
Document And Entity Information
Entity Registrant Name	Safety Quick Lighting & Fans Corp.
Entity Central Index Key	0001598981
Document Type	S-1/A
Document Period End Date	Dec. 31, 2015
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 5,312,860
Entity Common Stock, Shares Outstanding		43,653,343
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015